Fair Value - Gains and Losses Recognized in the Income Statement on Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Trading	€ (2,930)	€ 1,150
Designated	€ 25,591	€ 20,411